Fair value measurements - Schedule of carrying values, fair values and classification within the fair value hierarchy for certain classes of financial instrument (Detail) - JPY (¥) ¥ in Billions		Sep. 30, 2017	Mar. 31, 2017
Level 1 [Member]
Assets:
Cash and cash equivalents	[1]	¥ 2,668	¥ 2,537
Time deposits	[1]
Deposits with stock exchanges and other segregated cash	[1]
Loans receivable	[1],[2]
Securities purchased under agreements to resell	[1]
Securities borrowed	[1]
Total Assets	[1]	2,668	2,537
Liabilities:
Short-term borrowings	[1]
Deposits received at banks	[1]
Securities sold under agreements to repurchase	[1]
Securities loaned	[1]
Long-term borrowings	[1]	27	109
Total Liabilities	[1]	27	109
Level 2 [Member]
Assets:
Cash and cash equivalents	[1]
Time deposits	[1]	223	208
Deposits with stock exchanges and other segregated cash	[1]	251	227
Loans receivable	[1],[2]	1,527	1,405
Securities purchased under agreements to resell	[1]	12,746	11,452
Securities borrowed	[1]	5,826	7,272
Total Assets	[1]	20,573	20,564
Liabilities:
Short-term borrowings	[1]	539	473
Deposits received at banks	[1]	1,211	1,132
Securities sold under agreements to repurchase	[1]	17,233	17,093
Securities loaned	[1]	1,585	1,626
Long-term borrowings	[1]	7,188	6,697
Total Liabilities	[1]	27,756	27,021
Level 3 [Member]
Assets:
Cash and cash equivalents	[1]
Time deposits	[1]
Deposits with stock exchanges and other segregated cash	[1]
Loans receivable	[1],[2]	444	470
Securities purchased under agreements to resell	[1]	5	5
Securities borrowed	[1]
Total Assets	[1]	449	475
Liabilities:
Short-term borrowings	[1]	93	70
Deposits received at banks	[1]	0	1
Securities sold under agreements to repurchase	[1]	3	3
Securities loaned	[1]
Long-term borrowings	[1]	460	412
Total Liabilities	[1]	556	486
Carrying value [Member]
Assets:
Cash and cash equivalents	[1]	2,668	2,537
Time deposits	[1]	223	208
Deposits with stock exchanges and other segregated cash	[1]	251	227
Loans receivable	[1],[2]	1,970	1,874
Securities purchased under agreements to resell	[1]	12,751	11,457
Securities borrowed	[1]	5,827	7,273
Total Assets	[1]	23,690	23,576
Liabilities:
Short-term borrowings	[1]	632	543
Deposits received at banks	[1]	1,211	1,133
Securities sold under agreements to repurchase	[1]	17,236	17,096
Securities loaned	[1]	1,585	1,627
Long-term borrowings	[1]	7,656	7,195
Total Liabilities	[1]	28,320	27,594
Fair value [Member]
Assets:
Cash and cash equivalents	[1]	2,668	2,537
Time deposits	[1]	223	208
Deposits with stock exchanges and other segregated cash	[1]	251	227
Loans receivable	[1],[2]	1,971	1,875
Securities purchased under agreements to resell	[1]	12,751	11,457
Securities borrowed	[1]	5,826	7,272
Total Assets	[1]	23,690	23,576
Liabilities:
Short-term borrowings	[1]	632	543
Deposits received at banks	[1]	1,211	1,133
Securities sold under agreements to repurchase	[1]	17,236	17,096
Securities loaned	[1]	1,585	1,626
Long-term borrowings	[1]	7,675	7,218
Total Liabilities	[1]	¥ 28,339	¥ 27,616

[1]	Includes financial instruments which are carried at fair value on a recurring basis.
[2]	Carrying values are shown after deducting relevant allowances for credit losses.